Related-Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Interest paid to related parties	$ 0	$ 4,381,000	$ 4,782,000